Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party in Interest Transactions	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of mutual funds and trusts managed by T. Rowe Price. T. Rowe Price is the trustee pursuant to the Plan and, therefore, these transactions qualify as permitted party-in-interest transactions. These investments represented $209,841,693, or 27% of total net assets available for Plan benefits at fair value as of December 31, 2025, and $231,526,207, or 33% of total net assets available for Plan benefits at fair value as of December 31, 2024.

Plan investments in shares of Class A Common Stock were $14,239,254, or 2% of total net assets available for Plan benefits at fair value as of December 31, 2025, and $12,940,222, or 2% of total net assets available for Plan benefits at fair value as of December 31, 2024.
T. Rowe Price provides certain administrative services to the Plan pursuant to a Master Plan Services Agreement between the Company and T. Rowe Price. T. Rowe Price receives revenue from mutual fund and collective trust service providers for services T. Rowe Price provides to the funds. The revenue received by T. Rowe Price from such mutual fund or collective trust service providers is remitted to the Plan’s participants on a quarterly basis.